Convertible Promissory Notes (Details)		1 Months Ended	9 Months Ended	12 Months Ended		25 Months Ended
	Jul. 13, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($) item
Debt Instrument [Line Items]
Number of convertible promissory notes | item						14
Aggregate principal amount of convertible promissory notes issued during period					$ 1,190,000	$ 2,240,000
Stated interest rate						6.00%
Accrued interest		$ 191,687			191,687
Unamortized amounts of debt issuance costs and debt discounts
Principal amount of convertible promissory notes	$ 2,240,000	2,240,000			2,240,000
Less unamortized debt issuance costs	(6,002)	(8,002)			(8,002)
Less unamortized debt discounts	(107,851)	(145,323)			(145,323)
Convertible promissory notes, net	2,126,147	2,086,675			2,086,675
Long-term Debt, Other Disclosures [Abstract]
Derivative liability		1,751,000			1,751,000
Change in fair value of derivative liabilities			$ 867,000	$ 867,000	1,208,000
Amortization of debt issuance costs		10,538
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)					867,000
Note One
Debt Instrument [Line Items]
Principal Amount				500,000
Accrued Interest	92,548	80,137			80,137
Note Two
Debt Instrument [Line Items]
Principal Amount				50,000
Accrued Interest	8,803	7,562			7,562
Note Three
Debt Instrument [Line Items]
Principal Amount				100,000
Accrued Interest	13,249	10,767			10,767
Note Four
Debt Instrument [Line Items]
Principal Amount				50,000
Accrued Interest	6,625	5,466			5,466
Note Five
Debt Instrument [Line Items]
Principal Amount				50,000
Accrued Interest	6,707	5,384			5,384
Note Six
Debt Instrument [Line Items]
Principal Amount				50,000
Accrued Interest	6,567	5,326			5,326
Note Seven
Debt Instrument [Line Items]
Principal Amount				50,000
Accrued Interest	6,534	5,293			5,293
Note Eight
Debt Instrument [Line Items]
Principal Amount				100,000
Accrued Interest	9,205	6,723			6,723
Note Nine
Debt Instrument [Line Items]
Principal Amount				100,000
Accrued Interest	8,942	6,460			6,460
Note Ten
Debt Instrument [Line Items]
Principal Amount				1,000,000
Accrued Interest	75,806	50,984			50,984
Note Eleven
Debt Instrument [Line Items]
Principal Amount				40,000
Accrued Interest	2,780	1,790			1,790
Note Twelve
Debt Instrument [Line Items]
Principal Amount				50,000
Accrued Interest	3,192	1,951			1,951
Note Thirteen
Debt Instrument [Line Items]
Principal Amount				50,000
Accrued Interest	3,192	1,951			1,951
Note Fourteen
Debt Instrument [Line Items]
Principal Amount				$ 50,000
Accrued Interest	$ 3,135	1,893			1,893
IPO
Debt Instrument [Line Items]
Shares converted (in shares) | shares	1,068,135
Accrued interest	$ 247,285	191,687			191,687
Long-term Debt, Other Disclosures [Abstract]
Derivative liability	$ 2,618,000	$ 1,751,000			$ 1,751,000